High Yield Fund (Prospectus Summary): | High Yield Fund
High Yield Fund

Supplement dated December 14, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012,
May 11, 2012, June 15, 2012, July 17, 2012, July 27, 2012, September 14, 2012, November 13, 2012, and November 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Principal Investment Strategies

Effective March 1, 2013, delete the first sentence under the Principal Investment Strategies and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).